Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Dec. 27, 2017	Dec. 12, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
PGIM Global Total Return Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 10,621.70	$ 9,419.36	$ 8,868.12	$ 12,185.18	$ 12,304.95	$ 11,792.73	$ 10,250.46			$ 10,529.51	$ 10,016.75	$ 9,396.42	$ 9,675.15
PGIM Global Total Return Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,202.11	9,113.40	8,643.98	11,974.91	12,184.44	11,764.30	10,300.28			10,644.73	10,216.21	9,653.89	10,000.00
PGIM Global Total Return Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,275.97	9,959.05	9,353.77	12,842.15	12,933.19	12,364.18	10,728.35			10,975.08	10,417.71	9,751.05	10,000.00
PGIM Global Total Return Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 9,807.48	8,707.09	8,198.76	11,320.00	11,448.34	10,994.39	9,575.89	$ 10,000.00
PGIM Global Total Return Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 9,976.72	8,835.25	8,316.36	11,429.28	11,530.04	11,045.74	9,611.66	10,000.00
PGIM Global Total Return Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,305.10	9,980.03	9,365.92	12,840.50	12,914.99	12,337.28	10,705.23			10,944.47	10,402.57	9,730.89	10,000.00
PGIM Global Total Return (Usd Hedged) Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 10,998.64	9,799.37	9,271.96	11,395.09	11,535.62	10,974.68	9,428.93		$ 9,674.92
PGIM Global Total Return (Usd Hedged) Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,800.42	9,682.99	9,242.35	11,444.66	11,672.94	11,189.79	9,681.09		10,000.00
PGIM Global Total Return (Usd Hedged) Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,564.68	10,265.11	9,700.68	11,891.82	12,009.07	11,397.95	9,766.39		10,000.00
PGIM Global Total Return (Usd Hedged) Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,621.72	10,311.17	9,726.84	11,930.31	12,029.17	11,410.71	9,770.58		10,000.00
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,229.962287033824	9,338.5062204445076	9,180.7187134105134	11,590.012570975379	11,735.879318573669	11,109.931076347768	10,142.615631382576	$ 10,000		$ 10,354.805149778924	$ 10,234.513849753464	$ 9,692.6611469923755	$ 10,000
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Account Value	$ 11,255.40535275766	$ 10,239.978183786123	$ 10,066.812107983285	$ 11,455.841676709937	$ 11,551.287545263729	$ 11,072.499902591777	$ 10,004.869687156832		$ 10,000